OMB APPROVAL

OMB Number: 3235-0582

Expires: March 31, 2018

Estimated average burden

hours per response…..7.2

United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-58429

Federated Investment Series Funds, Inc.

(Exact name of registrant as specified in charter)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of principal executive offices) (Zip code)

John W. McGonigle, Esquire

Federated Investors, Inc.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant’s telephone number, including area code: 412-288-1900

Date of fiscal year end: November 30

Date of reporting period: 7/1/2015 through 6/30/2016

Item 1. Proxy Voting Record.

Federated Investment Series Funds, Inc.

Registrant Name: Federated Investment Series Funds, Inc.

Fund Name: Federated Bond Fund

IssuerName	Country	MeetingDate	MeetingType	Ticker	SecurityID	SymbolType	ProposalText	Proponent	MgmtReco	VoteCast	FundName	LogicalBallotStatus
Money Market Obligations Trust	United States	8/12/2015	Special	CAIXX	60934N369	CUSIP	Elect John T. Collins	Mgmt	For	For	Federated Bond Fund	Voted
Money Market Obligations Trust	United States	8/12/2015	Special	CAIXX	60934N369	CUSIP	Elect Maureen Lally-Green	Mgmt	For	For	Federated Bond Fund	Voted
Money Market Obligations Trust	United States	8/12/2015	Special	CAIXX	60934N369	CUSIP	Elect P. Jerome Richey	Mgmt	For	For	Federated Bond Fund	Voted
Money Market Obligations Trust	United States	8/12/2015	Special	CAIXX	60934N369	CUSIP	Elect G. Thomas Hough	Mgmt	For	For	Federated Bond Fund	Voted
Money Market Obligations Trust	United States	8/12/2015	Special	CAIXX	60934N369	CUSIP	Permit Involuntary Redemptions	Mgmt	For	For	Federated Bond Fund	Voted
Money Market Obligations Trust	United States	8/12/2015	Special	CAIXX	60934N369	CUSIP	Reorganizations and Dissolution or Redomicile of the Trust or a Fund	Mgmt	For	For	Federated Bond Fund	Voted
Money Market Obligations Trust	United States	8/12/2015	Special	CAIXX	60934N369	CUSIP	Future Amendments to Declaration of Trust	Mgmt	For	For	Federated Bond Fund	Voted

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated Investment Series Funds, Inc.

By (Signature and Title)	/s/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date:	August 25, 2016